CONSOLIDATED STATEMENT OF EARNINGS (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Revenue	$ 1,331,824	$ 730,382
Cost of sales, excluding depreciation, depletion and amortization ("DDA")	(753,539)	(462,527)
DDA	(71,743)	(47,621)
Gross profit	506,542	220,234
General and administrative expenses	(120,794)	(63,149)
Exploration and evaluation expense overhead	(16,490)	(23,818)
(Loss) gain on revaluation of financial instruments	(69,391)	5,836
Other losses	(35,964)	(125,193)
Net earnings before finance costs and income tax	263,903	13,910
Finance costs	(26,550)	(19,276)
Net earnings (loss) before income tax	237,353	(5,366)
Current income tax expense	(175,001)	(87,517)
Deferred income tax expense	(59,045)	(26,668)
Net earnings (loss)	3,307	(119,551)
(Loss) earnings attributable to:
Shareholders of the Company	(51,847)	(115,632)
Non-controlling interests	55,154	(3,919)
Net earnings (loss)	$ 3,307	$ (119,551)
(Loss) earnings per share attributable to shareholders of the Company
Basic (in dollars per share)	$ (0.45)	$ (1.29)
Diluted (in dollars per share)	$ (0.45)	$ (1.29)